Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Successor [Member]
Less: Accumulated depreciation	$ (32,522)	$ (32,522)
Land	5,104	5,104
Capital work in progress	19,229	19,229
Property, plant and equipment net	328,727	328,727
Predecessor [Member]
Less: Accumulated depreciation			$ (212,023)
Land			9,380
Capital work in progress			5,653
Property, plant and equipment net			264,269
Buildings and Leasehold Improvements [Member] | Successor [Member]
Property, plant and equipment gross	$ 21,572	$ 21,572
Buildings and Leasehold Improvements [Member] | Predecessor [Member]
Property, plant and equipment gross			33,127
Buildings and Leasehold Improvements [Member] | Minimum [Member]
Property and equipment estimated useful lives	5 years	5 years
Buildings and Leasehold Improvements [Member] | Maximum [Member]
Property and equipment estimated useful lives	25 years	25 years
Drilling Rigs, Plant and Equipment [Member] | Successor [Member]
Property, plant and equipment gross	$ 278,249	$ 278,249
Drilling Rigs, Plant and Equipment [Member] | Predecessor [Member]
Property, plant and equipment gross			409,462
Drilling Rigs, Plant and Equipment [Member] | Minimum [Member]
Property and equipment estimated useful lives	3 years
Drilling Rigs, Plant and Equipment [Member] | Maximum [Member]
Property and equipment estimated useful lives	15 years
Furniture and Fixtures [Member]
Property and equipment estimated useful lives	5 years	5 years
Furniture and Fixtures [Member] | Successor [Member]
Property, plant and equipment gross	$ 1,348	$ 1,348
Furniture and Fixtures [Member] | Predecessor [Member]
Property, plant and equipment gross			2,871
Office Equipment and Tools [Member] | Successor [Member]
Property, plant and equipment gross	$ 31,568	31,568
Office Equipment and Tools [Member] | Predecessor [Member]
Property, plant and equipment gross			6,822
Office Equipment and Tools [Member] | Minimum [Member]
Property and equipment estimated useful lives	3 years
Office Equipment and Tools [Member] | Maximum [Member]
Property and equipment estimated useful lives	6 years
Vehicles and Cranes [Member] | Successor [Member]
Property, plant and equipment gross	$ 4,179	$ 4,179
Vehicles and Cranes [Member] | Predecessor [Member]
Property, plant and equipment gross			$ 8,977
Vehicles and Cranes [Member] | Minimum [Member]
Property and equipment estimated useful lives	5 years
Vehicles and Cranes [Member] | Maximum [Member]
Property and equipment estimated useful lives	8 years